Document and Entity Information	Mar. 16, 2016
Prospectus:
Document Type	497
Document Period End Date	Mar. 16, 2016
Registrant Name	Angel Oak Funds Trust
Central Index Key	0001612930
Amendment Flag	false
Document Creation Date	Mar. 16, 2016
Document Effective Date	Mar. 16, 2016
Prospectus Date	Oct. 16, 2015
Angel Oak Flexible Income Fund | Class A
Prospectus:
Trading Symbol	ANFLX
Angel Oak Flexible Income Fund | Institutional Class
Prospectus:
Trading Symbol	ANFIX
Angel Oak Flexible Income Fund | Class C
Prospectus:
Trading Symbol	AFLCX